UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund
The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)
Territory of GU Rev. Bonds (Section 30), Ser. A,
5 3/4s, 12/1/34	BBB-	$750,000	$763,928
			763,928

Michigan (84.3%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	250,000	213,963
Central MI U. Rev. Bonds, 5s, 10/1/26	A1	1,725,000	1,799,641
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
NATL, 5s, 5/1/19	A+	1,425,000	1,532,730
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	244,515
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A	1,500,000	1,287,150
Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AAA	1,000,000	1,191,870
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A	1,075,000	1,013,435
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	1,300,000	1,403,753
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
NATL, 5 1/4s, 2/1/27	A	3,065,000	3,065,552
Ecorse, Pub. School Dist. G.O. Bonds, AGM, Q-SBLF, 5s,
5/1/12	AAA	650,000	707,051
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), NATL, Q-SBLF, 5s, 5/1/23	Aa3	1,950,000	2,093,988
Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	AAA	1,425,000	1,561,757
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	360,000	334,296
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa3	2,000,000	2,100,900
Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s,
1/1/20	AA+	500,000	541,450
Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	529,710
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF,
5 1/8s, 5/1/31 (Prerefunded)	AA-	1,030,000	1,086,320
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
FGIC, 5.244s, 6/1/11 (Prerefunded)	Aaa	1,400,000	1,402,800
(Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AAA	2,000,000	2,011,880
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), AGM, Q-SBLF, 5s, 5/1/21	AAA	1,640,000	1,778,334
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,004,620
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,007,230
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	1,006,300
(Kalamazoo College), 5s, 12/1/20	A1	250,000	253,885
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.17s,
11/1/36	VMIG1	1,790,000	1,790,000
MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A,
5s, 5/1/22	AA	500,000	532,875
MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	A1	2,000,000	2,183,840
Ser. I, 5s, 10/15/24	A1	125,000	128,195
Ser. I, 5s, 10/15/24 (Prerefunded)	A1	5,000	5,353
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	A1	1,055,000	1,052,647
FGIC, NATL, zero %, 10/15/22	A1	3,000,000	1,493,220
FGIC, NATL, zero %, 10/15/17	A1	1,000,000	704,600
MI State Comprehensive Trans. Rev. Bonds, Ser. B
5 1/4s, 5/15/11 (Prerefunded)	AAA	1,275,000	1,349,741
2 1/4s, 5/15/11	AAA	200,000	211,474
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,064,090
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,036,670
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded)	A1	655,000	712,044
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,327,665
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	931,920
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	824,345
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 5 1/2s,
12/1/28	AA+	925,000	951,908
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa3	200,000	221,436
MI State Strategic Fund Rev. Bonds (MI House
of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AAA	2,500,000	2,725,775
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	551,964

MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Dow Chemical), 5 1/2s, 6/1/13	Baa3	635,000	672,992
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	1,000,000	1,037,550
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,821,660
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,492,210
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 0.17s, 6/1/31	A-1	200,000	200,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BBB	1,000,000	790,350
6s, 6/1/34	BBB	3,000,000	2,604,960
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	430,525
Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s,
12/1/26	AAA	1,000,000	1,078,320
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31 (Prerefunded)	B/F	750,000	849,458
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), AGM, Q-SBLF, 5s, 5/1/21	AAA	1,500,000	1,608,195
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	1,000,000	911,810
Van Buren Twp., Local Dev. Fin. Auth. G.O. Bonds,
FGIC, NATL, zero %, 4/1/26	A	690,000	256,169
Wayland, Unified School Dist. Rev. Bonds, NATL, FGIC,
Q-SBLF, 8s, 5/1/10	A	925,000	935,480
Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A,
6 3/4s, 11/1/39	A	500,000	520,195
Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro.
Arpt.), FGIC, NATL, 5s, 12/1/25	A	1,000,000	910,000
Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AAA	2,000,000	2,113,980
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	A2	1,120,000	1,138,144
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28 (Prerefunded)	AA-	125,000	140,769
			70,485,659

Puerto Rico (12.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	610,000	609,549
Cmnwlth. of PR, G.O. Bonds
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded)	AAA	340,000	407,150
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa3	210,000	206,380
Ser. A, 5 1/4s, 7/1/26	Baa3	500,000	500,495
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,350,000	1,383,615
6s, 7/1/38	Baa3	1,500,000	1,538,352
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,413,776
Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Oblig. Bonds, Ser. A, U.S. Govt. Coll., 5 3/8s,
10/1/24 (Prerefunded)	Aaa	500,000	520,015
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,047,470
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s,
7/1/28	A	500,000	513,790
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	1,000,000	972,630
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	4,250,000	1,091,655
			10,204,877

Virgin Islands (0.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	380,000	383,557
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	450,000	404,226
			787,783

TOTAL INVESTMENTS

Total investments (cost $80,306,685) (b)			$82,242,247

NOTES

(a) Percentages indicated are based on net assets of $83,623,961.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $80,306,685, resulting in gross unrealized appreciation and depreciation of $3,305,378 and $1,369,816, respectively, or net unrealized appreciation of $1,935,562.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

State Government	25.4%
Education	16.1
Utilities	13.6
Prerefunded	11.9
Healthcare	10.6

The fund had the following insurance concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

NATL	20.8%
FGIC	16.9
AGM	16.1
Q-SBLF	14.4

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	$82,242,247	--

Totals by level	$--	$82,242,247	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010